One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
Stephanie Capistron stephanie.capistron@dechert.com +1 617 728 7127 Direct

May 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Aberdeen Standard Investments ETFs (File Nos. 333-198170 and 811-22986)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Aberdeen Standard Investments ETFs (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information, each dated May 1, 2021, for the Trust’s Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 30, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001387131-21-005025 on April 28, 2021.

If you have any questions, please do not hesitate to contact me at 617-728-7127.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron